Restatement of Prior Period Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Restatement of Prior Period Financial Statements (Details) [Line Items]
Warrant liability		$ 161,359
Tenant improvements liability	$ 89,000		$ 1,098
SoundHound, Inc. [Member]
Restatement of Prior Period Financial Statements (Details) [Line Items]
Warrant liability	1,629,000
Sales tax liability	384,000
Foreign currency exchange loss	91,000
Cash and cash equivalents balance and increase other expense	91,000
Value-added tax liability	1,692,000
Payroll tax liability	320,000
Tenant improvements liability			$ 1,100,000
Deferred rent, non-current	592,000
Accrued liabilities	159,000
Other liabilities	523,000
Increase to a deferred tax asset	$ 2,424,000